Incentive Units Narrative (Detail) (USD $)	3 Months Ended		2 Months Ended	3 Months Ended				3 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Incentive Units Time Vesting Feature Tranches	Mar. 31, 2014 Incentive Units Future Payment Condition Vesting Feature Tranche Tranches	Mar. 31, 2014 IPO	Mar. 31, 2014 IPO Incentive Units	Jan. 29, 2014 IPO Incentive Unitholders	Mar. 31, 2014 IPO Incentive Unitholders Incentive Units Transactions	Mar. 31, 2014 IPO NGP Holdings Incentive Units	Mar. 31, 2014 IPO Rice Holdings Incentive Units	Dec. 31, 2013 NGP Holdings Incentive Units	Apr. 30, 2013 NGP Holdings Incentive Units Tier one Legacy units [Member]	Dec. 31, 2012 NGP Holdings Incentive Units Tier one Legacy units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units Tier Two Legacy units [Member]	Dec. 31, 2012 NGP Holdings Incentive Units Tier Two Legacy units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units Tier Three Legacy units [Member]	Dec. 31, 2012 NGP Holdings Incentive Units Tier Three Legacy units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier One Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier One Units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier Two Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier Two Units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier Three Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier Three Units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier Four Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier Four Units [Member]	Jan. 29, 2014 NGP Holdings IPO	Mar. 31, 2014 NGP Holdings IPO Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock (shares)							160,831																			43,452,550
Payment for pre-determined payout criteria																											$ 4,400,000
Number of transactions								2
Incentive unit expense	73,802,000	0			3,400,000	66,000,000		7,800,000
Unrecognized compensation cost									93,700,000	85,500,000	142,300,000																93,700,000
Number of tranches with time vest feature			3
Number of tranches without time vest feature				4
Forfeited During Period			0	0
Cancelled during period			0	0
Units issued												$ 900,000	$ 100,000	$ 987,000	$ 13,000	$ 983,000	$ 17,000	$ 717,546	$ 100,000	$ 577,546	$ 100,000	$ 577,546	$ 100,000	$ 577,546	$ 100,000